Notes to the consolidated statements of income	6 Months Ended
Jun. 30, 2023
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4.    Notes to the consolidated statements of income

a)    Revenue

Due to the change in the Company’s operating structure as well as the implementation of IFRS 17, the Company has adjusted the prior year financial information below in order to conform to the current year’s presentation.

The Company has recognized the following revenue in the consolidated statements of income for the three and six months ended June 30, 2023 and 2022:

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended June 30, 2023
Health care services	3,671,802	156,826	—	3,828,628
Health care products	987,464	—	9,184	996,648
Total	4,659,266	156,826	9,184	4,825,276

	For the three months ended June 30, 2022
Health care services	3,640,283	141,637	—	3,781,920
Health care products	949,726	—	25,034	974,760
Total	4,590,009	141,637	25,034	4,756,680

	For the six months ended June 30, 2023
Health care services	7,244,137	297,222	—	7,541,359
Health care products	1,964,033	—	24,102	1,988,135
Total	9,208,170	297,222	24,102	9,529,494

	For the six months ended June 30, 2022
Health care services	7,132,798	255,929	—	7,388,727
Health care products	1,861,708	—	54,614	1,916,322
Total	8,994,506	255,929	54,614	9,305,049

The following table contains a disaggregation of revenue by categories for the three and six months ended June 30, 2023 and 2022:

Disaggregation of revenue by categories

in € THOUS

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Care Delivery
US	3,119,875	3,066,295	6,122,591	5,996,233
International	752,667	755,287	1,505,498	1,472,738
Total (1)	3,872,542	3,821,582	7,628,089	7,468,971

Care Enablement
Total (including inter-segment revenues) (1)	1,324,740	1,318,297	2,635,269	2,585,566
Inter-segment eliminations	(372,006)	(383,199)	(733,864)	(749,488)
Total Care Enablement revenue external customers	952,734	935,098	1,901,405	1,836,078
Total	4,825,276	4,756,680	9,529,494	9,305,049

(1)	For further information on segment revenues, see note 13.

b)    Research and development expenses

Research and development expenses of €112,944 for the six months ended June 30, 2023 (for the six months ended June 30, 2022: €105,091) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €4,856 (for the six months ended June 30, 2022: €4,150).

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and six months ended June 30, 2023 and 2022:

Other operating income

in € THOUS

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Foreign exchange gains	53,842	89,532	125,981	195,152
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	11,949	7,721	25,574	21,815
Revaluation of certain investments	(4,318)	—	14,968	—
Other	14,357	13,134	26,778	22,277
Other operating income	75,830	110,387	193,301	239,244

Other operating expense

in € THOUS

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Foreign exchange losses	70,011	100,970	154,413	202,386
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	8,130	10,177	18,669	20,504
Revaluation of certain investments	—	74,934	—	78,383
Expenses from strategic transactions and programs	32,015	3,696	115,454	3,696
Other	22,109	31,668	39,005	42,360
Other operating expense	132,265	221,445	327,541	347,329

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the proposed divestitures, and associated impairment losses, of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25 Program. For further information on the proposed divestitures and associated impairment losses, see note 3. Consistent with the Company’s decision to present impairment losses within other operating expense, as described in note 1 above, such costs related to cost of revenues, selling, general and administrative expense or research and development expenses are now included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of our business portfolio, mainly due to exiting unsustainable markets and non-core businesses, as well as the cessation of certain research and development programs to enable more focused capital allocation towards areas in our core business that are expected to have higher profitable growth, which included the cessation of a dialysis cycler development program and the divestiture of the Company’s clinic network in Sub-Saharan Africa in 2023 (Legacy Portfolio Optimization);
●	certain impairment losses in connection with the FME25 Program; and
●	certain costs associated with the Conversion, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which are currently administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and six months ended June 30, 2023 and 2022:

Expenses from strategic transactions and programs

in € THOUS

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Legacy Portfolio Optimization	11,022	—	94,461	—
Derecognition of capitalized development costs and termination costs(1)	(826)	—	58,287	—
Impairment of intangible and tangible assets(2)	10,724	—	35,050	—
Other	1,124	—	1,124	—
FME25 Program	14,290	3,696	14,290	3,696
Impairment of intangible and tangible assets(2)	2,398	3,696	2,398	3,696
Impairment resulting from the measurement of assets held for sale(2)	11,892	—	11,892	—
Legal Form Conversion Costs	6,703	—	6,703	—
Expenses from strategic transactions and programs	32,015	3,696	115,454	3,696

(1)	Primarily research and development expense.
(2)	Primarily cost of revenues and selling, general and administrative expense.

For more information on the disposal group classified as held for sale, see note 3.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and six months ended June 30, 2023 and 2022:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	140,359	147,140	226,721	304,501

Denominators:
Weighted average number of shares outstanding	293,413,449	293,145,413	293,413,449	293,076,643
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.48	0.50	0.77	1.04
Diluted earnings per share	0.48	0.50	0.77	1.04

e)    Impacts of severe acute respiratory syndrome coronavirus 2 (COVID-19)

The Company provides life-sustaining dialysis treatments and other critical health care services and products to patients. The Company’s patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support health care providers and patients.

The Company recorded €2,694 and €181,404 for the six months ended June 30, 2023 and 2022, respectively, within the statement of profit and loss for government grants in various regions in which it operates. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns. During the six months ended June 30, 2022, the Company received an additional

$232,175 (€212,344), in U.S. Department of Health and Human Services (HHS) funding available for health care providers affected by the COVID-19 pandemic. During the six months ended June 30, 2023, the Company did not receive additional funding from HHS. The remaining amount of U.S. government grants received recorded in deferred income was $741 (€682) and $6,104 (€5,723) at June 30, 2023 and December 31, 2022, respectively.